Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)	Income taxes are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

ISR expense:
Current	$31,892,785	$91,953,099	$41,981,391
Deferred	170,924,088	(26,969,516)	6,242,079

Total income taxes	$202,816,873	$64,983,583	$48,223,470

Disclosure of reconciliation of effective tax rate	The effective ISR rates for fiscal December 31, 2024, 2023 and 2022 differ from the statutory rate as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Statutory rate	30%	30%	30%
Effects of exchange rates on tax balances	22%	(2%)	(20%)
Effects of inflation	(4)%	(11%)	7%

Effective rate	48%	17%	17%

Disclosure of temporary difference, unused tax losses and unused tax credits	The main items originating the deferred tax liability are:

	December 31, 2024	December 31, 2023	December 31, 2022

Deferred ISR assets (liabilities):
Investment properties	$(463,955,158)	$(279,051,207)	$(302,909,300)
Effect of tax loss carryforwards	18,872,423	6,076	5,461
Other provisions and prepaid expenses	2,240,031	2,134,624	2,924,146

Deferred income taxes – Net	$(442,842,704)	$(276,910,507)	$(299,979,693)
A reconciliation of the changes in the deferred tax liability balance is presented as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Deferred tax liability at the beginning of the period	$(276,910,507)	$(299,979,693)	$(291,578,576)
Movement included in profit or loss	(170,924,088)	26,969,516	(6,242,079)
Movement included in other comprehensive income	4,991,891	(3,900,330)	(2,159,038)

Deferred tax liability at the end of the year	$(442,842,704)	$(276,910,507)	$(299,979,693)